Income Taxes - Reconciliation of Statutory U.S. Federal Income Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	34.00%	34.00%
State taxes, net of federal benefit	6.60%	6.60%
Permanent items	(18.00%)	(19.50%)
R&D credit	0.70%	1.10%
Change in valuation allowance	(23.30%)	(22.20%)
Effective income tax rate	0.00%	0.00%